OTHER EQUITY INSTRUMENTS (Details) - Schedule of Other Equity Instruments - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of Other Equity Instruments [Abstract]
At 1 January and 31 December	£ 5,355	£ 5,355	£ 5,355
At 1 January and 31 December	£ 5,355	£ 5,355	£ 5,355